Research and development expenses (Tables)	12 Months Ended
Dec. 31, 2015
Research and Development [Abstract]
Schedule of Research and development expenses
The research and development expenses had been incurred and program funding had been received or receivable are as follows:

	Years ended December 31,
	2015	2014	2013
Research and development expenses	$52,992	$77,472	$91,772
Government assistance (note 16)	(215)	(892)	(640)
Research and development	$52,777	$76,580	$91,132